Long-Term Debt - Summary of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facilities [Member] USD ($)	Jun. 30, 2013 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner-denominated Bonds due through January 2018 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through January 2018 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan of Variable Interest Entity due October 2016 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Jun. 30, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Jun. 30, 2013 Co-venturer [Member] U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Co-venturer [Member] U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 5,743,109	$ 5,559,714	$ 1,705,306	$ 1,627,979	$ 447,269	$ 447,115	$ 578,509	$ 467,223	$ 2,669,263	$ 2,432,374	$ 230,359	$ 329,480	€ 253,300	$ 341,382	€ 258,800	$ 13,300	$ 13,300	$ 13,282	$ 13,282
Less current portion	942,964	797,411
Long-term portion	$ 4,800,145	$ 4,762,303